Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ 9,016	£ 9,313	£ 6,412
Net finance costs	(1,602)	(1,381)	(1,094)
Share of post-tax results of associates and joint ventures	498	419	24,209
Profit/(loss) before taxation	7,912	8,351	29,527
Taxation on ordinary activities	(2,063)	(2,141)	8,129
Profit for the year	5,849	6,210	37,656
Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	11,130	10,347	7,929
Net finance costs	(1,522)	(1,385)	(889)
Share of post-tax results of associates and joint ventures	473	387	1,012
Profit/(loss) before taxation	10,081	9,349	8,052
Taxation on ordinary activities	(2,501)	(2,364)	(2,091)
Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(2,114)	(1,034)	(1,517)
Net finance costs	(80)	4	(205)
Share of post-tax results of associates and joint ventures	25	32	23,197
Profit/(loss) before taxation	(2,169)	(998)	21,475
Taxation on ordinary activities	438	223	10,220
United States
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			23,819
United States | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			624
United States | Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			23,195
APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	495	416	413
APME | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	470	384	384
APME | Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	25	32	29
ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3	3	(23)
ENA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3	3	4
ENA | Current Rates
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures			(27)
Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	4,410	4,006	1,165
Operating segments [member] | United States | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	5,036	4,511	1,928
Operating segments [member] | United States | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(626)	(505)	(763)
Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,753	1,858	1,902
Operating segments [member] | APME | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,059	1,948	2,049
Operating segments [member] | APME | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(306)	(90)	(147)
Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,204	1,544	1,648
Operating segments [member] | AMSSA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,842	1,738	1,782
Operating segments [member] | AMSSA | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(638)	(194)	(134)
Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,649	1,905	1,697
Operating segments [member] | ENA | Adjusted Segment Result Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,193	2,150	2,170
Operating segments [member] | ENA | Current Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(544)	(245)	£ (473)
Constant Rates
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	11,032	10,924
Net finance costs	(1,466)	(1,415)
Share of post-tax results of associates and joint ventures	466	420
Profit/(loss) before taxation	10,032	9,929
Taxation on ordinary activities	(2,498)	(2,508)
Constant Rates | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	463	417
Constant Rates | ENA
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	3	3
Constant Rates | Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	4,798	4,686
Constant Rates | Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,102	2,099
Constant Rates | Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	1,912	1,922
Constant Rates | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	2,220	2,217
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	98	(577)
Net finance costs	(56)	30
Share of post-tax results of associates and joint ventures	7	(33)
Profit/(loss) before taxation	49	(580)
Taxation on ordinary activities	(3)	144
Translation Exchange | APME
Disclosure Of Operating Segments [Line Items]
Share of post-tax results of associates and joint ventures	7	(33)
Translation Exchange | Operating segments [member] | United States
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	238	(175)
Translation Exchange | Operating segments [member] | APME
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(43)	(151)
Translation Exchange | Operating segments [member] | AMSSA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	(70)	(184)
Translation Exchange | Operating segments [member] | ENA
Disclosure Of Operating Segments [Line Items]
Profit (loss) from continuing operations	£ (27)	£ (67)